March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Technology and Private Equity Term Trust (BTX)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock Technology and Private Equity Term Trust (BTX)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.0%
AeroVironment, Inc.(a)	17,354	$ 3,176,650
BWX Technologies, Inc.	44,597	9,119,640
Kratos Defense & Security Solutions, Inc.(a)	82,456	5,813,973
Relativity Space, Inc.(a)(b)	30,412	31,324
		18,141,587
Automobiles(a) — 1.7%
Tesla, Inc.	31,861	11,844,327
XPeng, Inc., ADR(c)	221,167	3,784,167
		15,628,494
Broadline Retail — 0.5%
MercadoLibre, Inc.(a)	2,460	4,253,389
Capital Markets — 0.8%
Cboe Global Markets, Inc.	26,892	7,558,534
Communications Equipment(a) — 6.7%
Astranis Space Technologies Corp., Series E2(b)	415,935	7,985,952
Lumentum Holdings, Inc.	73,486	51,643,021
		59,628,973
Diversified Consumer Services — 0.9%
Grammarly, Inc., (Acquired 11/17/21, Cost: $26,250,012)(a)(b)(d)	1,001,454	7,681,152
Electrical Equipment — 3.5%
Bloom Energy Corp., Class A(a)	20,702	2,804,914
Doosan Enerbility Co. Ltd.(a)	164,020	10,306,685
Siemens Energy AG(a)	61,888	10,672,552
Vertiv Holdings Co., Class A	30,119	7,547,219
		31,331,370
Electronic Equipment, Instruments & Components — 11.7%
Advanced Energy Industries, Inc.(c)	23,185	7,482,031
Celestica, Inc.(a)	53,005	14,930,448
Chroma ATE, Inc.	173,000	8,301,303
Coherent Corp.(a)	35,133	8,369,032
Elite Material Co. Ltd.	253,000	21,592,650
Fabrinet(a)(c)	46,059	24,020,690
Flex Ltd.(a)	87,754	5,744,377
Gold Circuit Electronics Ltd.	491,000	13,845,162
		104,285,693
Entertainment — 1.5%
Konami Group Corp.	34,500	4,251,368
Take-Two Interactive Software, Inc.(a)	46,078	9,100,405
		13,351,773
Health Care Technology — 0.3%
Pro Medicus Ltd.	28,407	2,341,218
Interactive Media & Services — 0.4%
Patreon, Inc., (Acquired 08/19/21, Cost: $11,732,736)(a)(b)(d)	208,333	3,262,495
IT Services(a) — 4.2%
Cloudflare, Inc., Class A	56,521	11,662,543
DigitalOcean Holdings, Inc.(c)	77,746	6,669,052
Snowflake, Inc., Class A	71,905	10,844,712
Waabi Innovation, Inc., Series C(b)	678,777	7,968,842
		37,145,149
Life Sciences Tools & Services — 0.5%
Tempus AI, Inc., Class A(a)(c)	101,085	4,571,064
Security	Shares	Value
Media — 0.7%
EchoStar Corp., Class A(a)	57,234	$ 6,700,384
Professional Services — 0.8%
Planet Labs PBC, Class A(a)	247,706	6,923,383
Semiconductors & Semiconductor Equipment — 28.6%
Advanced Micro Devices, Inc.(a)	42,450	8,635,604
Advantest Corp.	115,700	15,967,367
Alchip Technologies Ltd.	113,000	9,215,340
ASMPT Ltd.	1,102,500	14,270,498
Credo Technology Group Holding Ltd.(a)	106,370	9,984,952
Jentech Precision Industrial Co. Ltd.	45,000	5,658,240
KLA Corp.	12,387	18,238,743
Lasertec Corp.	43,600	9,704,202
Lattice Semiconductor Corp.(a)	82,631	7,664,852
MACOM Technology Solutions Holdings, Inc., Class H(a)(c)	50,003	11,104,166
Micron Technology, Inc.	46,297	15,640,978
Monolithic Power Systems, Inc.	17,322	18,939,009
NVIDIA Corp.(e)	325,868	56,831,379
Rivos, Inc.(a)(b)	2,997,684	1,648,726
Teradyne, Inc.	20,040	5,941,058
Tokyo Electron Ltd.	40,500	10,062,263
Tower Semiconductor Ltd.(a)	205,583	36,075,705
		255,583,082
Software(a) — 7.1%
Datadog, Inc., Class A	33,812	3,991,506
Deepgram, Inc., Series C(b)	125,167	2,298,066
Minimax Group, Inc.	34,560	4,096,761
OpenAI, Series C(b)	33,445	22,999,688
Palantir Technologies, Inc., Class A	58,336	8,533,390
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $2,999,997)(b)(d)	199,738	1,452,095
Snyk Ltd., Ordinary Shares, (Acquired 09/02/21, Cost: $25,961,537)(b)(d)	1,809,860	3,855,002
Teya Services Ltd., Series C, (Acquired 11/16/21, Cost: $49,999,974)(b)(d)	25,742	5,825,415
World Labs Technologies, Inc., Series C(b)	32,515	10,694,744
		63,746,667
Technology Hardware, Storage & Peripherals — 3.2%
Asia Vital Components Co. Ltd.	342,000	22,588,912
Sandisk Corp.(a)	9,683	6,151,997
		28,740,909
Total Common Stocks — 75.1% (Cost: $640,810,078)		670,875,316
Preferred Securities
Preferred Stocks — 25.2%(b)
Aerospace & Defense — 0.2%
SkySafe, Inc., Series B, (Acquired 12/02/21, Cost: $4,999,999)(a)(d)	909,438	1,937,103
Capital Markets(a)(d) — 1.2%
Anchor Labs, Inc., Series D, (Acquired 11/24/21, Cost: $9,999,995)	428,785	4,382,183
Varo Money, Inc., Series E, (Acquired 08/27/21, Cost: $40,000,001)	4,316,904	6,216,342
		10,598,525

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Technology and Private Equity Term Trust (BTX)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services — 0.3%
Grammarly, Inc., Series 3, (Acquired 11/17/21, Cost: $8,750,004)(a)(d)	333,818	$ 2,560,384
Diversified Telecommunication Services — 0.8%
Discord, Inc., Series I, (Acquired 09/13/21, Cost: $17,999,912)(a)(d)	32,690	7,411,150
Entertainment — 0.5%
Under Canvas, Inc., Class A, (Acquired 08/19/21, Cost: $49,999,983)(a)(d)	2,172,486	4,583,945
Food Products — 0.0%
Motif Food Works, Inc., Series B, (Acquired 06/08/21, Cost: $30,567,892)(d)	1,972,240	20
Hotels, Restaurants & Leisure — 0.1%
Dapper Labs, Inc., Series 7, (Acquired 07/20/21, Cost: $29,999,946)(a)(d)	191,067	1,341,290
Interactive Media & Services — 0.7%
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $23,333,352)(a)(d)	416,667	6,525,005
Semiconductors & Semiconductor Equipment — 7.1%
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $39,999,990)(a)(d)	1,525,192	63,066,689
Software — 14.3%
Anthropic PBC, Series F, (Acquired 08/18/25, Cost: $16,999,988)(a)(d)	120,595	31,250,554
AnyRoad, Inc., Series B, (Acquired 12/07/21, Cost: $14,999,995)(a)(d)	2,745,894	6,452,851
Bolt Financial, Inc., Series E, (Acquired 01/18/22, Cost: $0)(a)(d)	898,024	143,684
Databricks, Inc.(a)
Series K	100,000	16,149,000
Series L	5,263	849,922
Deepgram, Inc., Series B, (Acquired 10/22/21, Cost: $11,999,997)(a)(d)	2,165,400	28,908,090
Genesys Cloud Services, Inc., (Acquired 11/24/21, Cost: $25,259,768)(d)	3,916,230	13,315,182
Open Space Labs, Inc., Series D, (Acquired 01/31/22, Cost: $15,000,003)(a)(d)	1,687,916	9,756,154
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $10,999,993)(a)(d)	732,373	6,408,264
Snyk Ltd., Series F, (Acquired 09/02/21, Cost: $24,038,470)(a)(d)	1,685,092	9,048,944
Validere Technologies, Inc., Series B, (Acquired 10/21/21, Cost: $10,000,000)(a)(d)	4,684,060	5,246,147
		127,528,792
Security	Shares	Value
Specialty Retail — 0.0%
Super73, Inc., Series C-1, (Acquired 10/25/22, Cost: $12,000,000)(a)(d)	1,400,669	$ 14
		225,552,917
Total Preferred Securities — 25.2% (Cost: $412,949,258)		225,552,917
Total Long-Term Investments — 100.3% (Cost: $1,053,759,336)		896,428,233
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.77%(f)(g)(h)	10,748,524	10,750,674
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.55%(f)(g)	109,024	109,024
Total Short-Term Securities — 1.2% (Cost: $10,859,756)		10,859,698
Total Investments — 101.5% (Cost: $1,064,619,092)		907,287,931
Liabilities in Excess of Other Assets — (1.5)%		(13,229,613)
Net Assets — 100.0%		$ 894,058,318

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $230,630,154, representing 25.8% of its net assets as of period end, and an original cost of $513,893,544.

(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Technology and Private Equity Term Trust (BTX)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 12,671,613	$ —	$ (1,918,497)(a)	$ (2,384)	$ (58)	$ 10,750,674	10,748,524	$ 14,476 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	20,680,975	—	(20,571,951)(a)	—	—	109,024	109,024	137,007	—
				$ (2,384)	$ (58)	$ 10,859,698		$ 151,483	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 18,110,263	$ —	$ 31,324	$ 18,141,587
Automobiles	15,628,494	—	—	15,628,494
Broadline Retail	4,253,389	—	—	4,253,389
Capital Markets	7,558,534	—	—	7,558,534
Communications Equipment	51,643,021	—	7,985,952	59,628,973
Diversified Consumer Services	—	—	7,681,152	7,681,152
Electrical Equipment	10,352,133	20,979,237	—	31,331,370
Electronic Equipment, Instruments & Components	60,546,578	43,739,115	—	104,285,693
Entertainment	9,100,405	4,251,368	—	13,351,773
Health Care Technology	—	2,341,218	—	2,341,218
Interactive Media & Services	—	—	3,262,495	3,262,495
IT Services	29,176,307	—	7,968,842	37,145,149
Life Sciences Tools & Services	4,571,064	—	—	4,571,064
Media	6,700,384	—	—	6,700,384
Professional Services	6,923,383	—	—	6,923,383
Semiconductors & Semiconductor Equipment	189,056,446	64,877,910	1,648,726	255,583,082
Software	16,621,657	—	47,125,010	63,746,667
Technology Hardware, Storage & Peripherals	6,151,997	22,588,912	—	28,740,909

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Technology and Private Equity Term Trust (BTX)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Preferred Securities
Preferred Stocks	$ —	$ —	$ 225,552,917	$ 225,552,917
Short-Term Securities
Money Market Funds	10,859,698	—	—	10,859,698
	$447,253,753	$158,777,760	$301,256,418	$907,287,931
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2025	$ 50,938,695	$ 236,711,301	$ 287,649,996
Transfers into Level 3(a)	7,999,523	—	7,999,523
Transfers out of Level 3(b)	—	—	—
Other(c)	(19,999,970)	19,999,970	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(c)	(4,234,541)	(23,162,062)	(27,396,603)
Purchases	40,999,794	—	40,999,794
Sales	—	(7,996,292)	(7,996,292)
Closing balance, as of March 31, 2026	$ 75,703,501	$ 225,552,917	$ 301,256,418
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026(c)	$ (4,234,541)	$ (12,452,806)	$ (16,687,347)

(b)
As of December 31, 2025, the Trust used observable inputs in determining the value of certain investments. As of March 31, 2026, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(a)
As of December 31, 2025, the Trust used observable inputs in determining the value of certain investments. As of December 31, 2026, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $143,717.
	Value	Valuation Approach	Unobservable Inputs(a)	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks(b)	$75,703,501	Market	Revenue Multiple	1.05x - 32.14x	21.18x
			Gross Profit Multiple	5.25x	—
			Time to Exit	3.0 years - 4.0 years	3.7 years
			Volatility	45% - 80%	59%
			Risk free rate	4%

Preferred Stock	225,409,200	Market	Revenue Multiple	2.79x - 20.91x	12.67x
			Time to Exit	0.5 - 4.0 years	3.2 years
			Volatility	40% - 85%	67%
			Market Adjustment Multiple	1.10x	—

	$301,112,701

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The fund valued certain of its Level 3 Common Stock  using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $18,003,131 as of March 31, 2026.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock Technology and Private Equity Term Trust (BTX)

Portfolio Abbreviation
ADR	American Depositary Receipt